Income taxes - Summary Of Deferred Tax Assets And Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	€ 3,577	€ (3,496)
Net deferred tax asset	1,430	16,564	€ 20,122
Deferred tax assets and liabilities [abstract]
Deferred tax assets	26,908	22,218
Deferred tax liabilities	(25,478)	(5,654)
Deferred tax assets, net	1,430	16,564	€ 20,122
Other assets and prepayments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	4,644	3,756
Deferred tax expense (income) recognised in profit or loss	(337)	1,436
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(19,114)	(8,493)
Deferred tax expense (income) recognised in profit or loss	8,769	(4,071)
Trade and other payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	4,637	1,536
Deferred tax expense (income) recognised in profit or loss	2,410	205
Tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	2,887	3,362
Deferred tax expense (income) recognised in profit or loss	(475)	(715)
Tax step-up
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	15,600	17,000
Deferred tax expense (income) recognised in profit or loss	(1,400)	0
Other assets non-current
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(5,119)	0
Deferred tax expense (income) recognised in profit or loss	(5,119)	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(2,105)	(597)
Deferred tax expense (income) recognised in profit or loss	€ (271)	€ (351)